Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (unaudited)

Number of Shares		Value
	PREFERRED STOCKS -1.8%
	ENERGY - 0.1%
2,500	Energy Transfer LP, 7.375%	$54,425

	REAL ESTATE - 1.2%
3,500	Agree Realty Corp., 4.250%	56,385
2,500	American Homes 4 Rent, 5.875%	55,400
3,000	Brookfield Property Partners LP, 5.750%	40,590
2,500	Digital Realty Trust, Inc., 5.200%	50,525
2,500	Federal Realty Investment Trust, 5.000%[5]	50,450
2,500	Kimco Realty Corp., 5.125%[5]	49,550
1,000	Mid-America Apartment Communities, Inc., 8.500%	53,500
3,500	PS Business Parks, Inc., 4.875%	38,920
3,500	Public Storage, 3.900%[5]	57,260
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	53,200
100	Simon Property Group, Inc., 8.375%	6,041
2,500	SL Green Realty Corp., 6.500%	50,550
2,000	Spirit Realty Capital, Inc., 6.000%	44,500
3,500	Vornado Realty Trust, 4.450%	47,600
		654,471

	UTILITIES - 0.5%
2,000	Algonquin Power & Utilities Corp., 6.875%	46,000
2,500	CMS Energy Corp., 4.20%	44,175
3,000	DTE Energy Co., 4.375%	52,350
2,500	Duke Energy Corp., 5.750%	58,475
2,500	Sempra Energy, 5.750%[5]	54,075
3,000	Southern Co/The, 4.200%[5]	52,050
		307,125
	TOTAL PREFERRED STOCKS
	(Cost $1,115,472)	1,016,021

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (unaudited)

Number of Shares		Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 50.2%
	DEBT - 5.6%
-	PDOFQ2 22 Livingston Side Car, LLC[1,6]	$3,091,726

	EQUITY - 14.3%
-	Baywoods Road Owner, LLC[1,6]	2,074,795
-	Cook MHP Owner, LLC[1,6]	810,921
-	Excelsior Sandy Springs CIV, LLC[1,6]	578,072
-	Excelsior Stephenson Medical CIV, LLC[1,6]	644,894
-	GMF Granite Manager, LLC[1,6]	445,226
-	Old Courthouse Owner, LLC[1,6]	1,321,067
-	Riverwalk Acquisitions, LLC[1,6]	2,032,575
		7,907,550

	MEZZANINE DEBT - 5.1%
-	E 79th Street Mess Select, LP1,4	1,307,932
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,533,398
		2,841,330

	PREFERRED EQUITY - 25.2%
-	3985 N Stone Ave, LLC[1]	1,999,452
-	Detroit Portfolio Class A, LLC[1,6]	2,558,904
-	FC Starcast SA Investors, LLC[1,6]	2,011,342
-	Golfview JV, LLC - Class B, 8.50%[1]	2,445,536
-	NW Houston, LLC[1]	1,043,815
-	Plymouth Heritage Apts. JV, LLC - Class B, 8.50%[1]	2,554,453
-	River Mill Self Storage, LLC[1,6]	1,302,849
		13,916,351

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $27,212,409)	27,756,957

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (unaudited)

Number of Contracts		Value
	PRIVATE REAL ESTATE INVESTMENT FUNDS - 61.6%
-	Barings Real Estate Debt Income Fund LP1,4	$3,608,954
4,000,000	Beacon Partners Fund II, LP REIT - Preferred[3]	4,079,781
2,847	CBRE U.S. Credit Partners, LP1,4	3,082,613
-	CMMPT-2, LP1,4	992,774
2,000,000	Goodman Capital Liquid Strategy Fund I, LLC[4]	6,069,533
2,984	Heitman Core Real Estate Income Trust[1,4]	3,046,718
-	IFM USIDF (Offshore) Class B, LP1,4	2,278,287
-	Infinity Re Impact III, LP1,4	1,535,293
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,518,486
-	Kayne Anderson Real Estate Debt IV, LP1,4	970,617
-	Oak Street Real Estate Capital[1,4]	1,009,732
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,516,729
76,190	Sandpiper Lodging Trust - Class A - Common[3]	814,523
2,533	TCM CRE Credit Fund, LP4	2,575,339
		34,099,379
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $33,653,334)	34,099,379

	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS - 0.0%
	iShares Preferred & Income Securities ETF*
500	Exercise Price: $33.00, Notional Amount: $1,650,000, Expiration Date: January 20, 2023	2,500
	iShares Preferred & Income Securities ETF*
600	Exercise Price: $34.00, Notional Amount: $2,040,000, Expiration Date: April 21, 2023	4,500
	iShares Preferred & Income Securities ETF*
400	Exercise Price: $33.00, Notional Amount: $1,320,000, Expiration Date: April 21, 2023	5,000
	iShares U.S. Real Estate ETF*
100	Exercise Price: $91.00, Notional Amount: $910,000, Expiration Date: March 17, 2023	10,900
	SPDR S&P 500 ETF Trust*
100	Exercise Price: $400.00, Notional Amount: $4,000,000, Expiration Date: December 30, 2022	50
	SPDR S&P 500 ETF Trust*
100	Exercise Price: $383.00, Notional Amount: $3,830,000, Expiration Date: December 30, 2022	2,250
	TOTAL CALL OPTIONS
	(Cost $43,005)	25,200

	PUT OPTIONS — 0.1%
	iShares 20 Year Treasury Bond ETF*
100	Exercise Price: $85.00, Notional Amount: $850,000, Expiration Date: April 21, 2023	7,800
	iShares Preferred & Income Securities ETF*
300	Exercise Price: $29.00, Notional Amount: $870,000, Expiration Date: April 21, 2023	17,250
	iShares U.S. Real Estate ETF*
10	Exercise Price: $80.00, Notional Amount: $80,000, Expiration Date: January 20, 2023	530
	TOTAL PUT OPTIONS
	(Cost $32,621)	25,580

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $75,626)	50,780

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 0.3%
138,658	Federated Hermes U.S. Treasury Cash Reserves 3.76% [2,5]	138,658
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $138,658)

	TOTAL INVESTMENTS - 114.0% (cost $62,195,499)	63,061,795
	Liabilities in Excess of Other Assets - (14.0%)	(7,737,957)
	TOTAL NET ASSETS - 100.0%	$55,323,838

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	CALL OPTIONS - (0.0)%
	iShares U.S. Real Estate ETF*
(100)	Exercise Price: $96.00, Notional Amount: $(960,000), Expiration Date: March 17, 2023	$(2,650)
	TOTAL CALL OPTIONS
	(Premiums $2,646)	(2,650)

	PUT OPTIONS - (0.0)%
	iShares 20 Year Treasury Bond ETF*
(100)	Exercise Price: $80.00, Notional Amount: $(800,000), Expiration Date: April 21, 2023	(4,050)
	iShares Preferred & Income Securities ETF*
(300)	Exercise Price: $27.00, Notional Amount: $(810,000), Expiration Date: April 21, 2023	(9,000)
	iShares U.S. Real Estate ETF*
(10)	Exercise Price: $80.00, Notional Amount: $(80,000), Expiration Date: January 20, 2023	(530)
	TOTAL PUT OPTIONS
	(Premiums $13,558)	(13,580)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Premiums $16,204)	$(16,230)

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $32,651,261 or 59.0% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of December 31, 2022.
[4]	These investments are valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $328,020 which represents 0.6% of total net assets of the Fund.

[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2022 (unaudited)

Security Type	Percent of Total Net Assets
Preferred Stocks
Energy	0.1%
Real Estate	1.2%
Utilities	0.5%
Private Direct Real Estate Invesmtents	47.8%
Private Real Estate Investment Funds	64.0%
Purchased Options Contracts	0.1%
Short-Term Investments	0.3%
Total Investments	114.0%
Liabilities in Excess of Other Assets	(14.0)%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$1,999,452	7/20/2022	3.6%
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	1,833,791	3,595,407	3,608,954	12/13/2021	6.5%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,074,794	5/10/2022	3.8%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	4,079,781	11/30/2021	7.4%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	2,000,000	3,000,000	3,082,613	7/7/2022	5.6%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	992,774	4/18/2022	1.8%
Cook MHP Owner, LLC	Not Permitted	N/A	-	796,217	810,921	4/8/2022	1.5%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	2,558,904	10/5/2022	4.6%
E 79th Street Mess Select LP	Not Permitted	N/A	3,862,500	1,287,500	1,307,932	10/27/2022	2.4%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	553,198	578,072	2/17/2022	1.0%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	605,042	644,894	10/6/2021	1.2%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	2,011,342	12/7/2022	3.6%
GMF Granite Partners, LLC	Not Permitted	N/A	-	438,830	445,226	N/A	0.8%
Golfview JV, LLC - Class B	Not Permitted	N/A	-	2,394,786	2,445,536	1/6/2022	4.4%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	6,000,000	6,069,533	4/14/2022	11.0%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	3,000,000	3,046,718	4/4/2022	5.5%
IFM USIDF (OFFSHORE) Class B, LP	Quarterly	60 Days	2,767,464	2,232,536	2,278,288	10/3/2022	4.1%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	1,494,124	1,505,876	1,535,293	6/10/2022	2.8%
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	-	1,500,357	1,518,486	9/30/2021	2.7%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	1,030,842	969,158	970,617	11/1/2021	1.8%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	1,043,815	7/21/2022	1.9%
Oak Street Real Estate Capital	Quarterly	60 Days	-	1,000,000	1,009,732	7/28/2022	1.8%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,300,000	1,321,067	2/8/2022	2.4%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,091,726	9/28/2022	5.6%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	2,500,000	2,516,729	5/18/2022	4.5%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,501,836	2,554,453	12/30/2021	4.6%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,533,398	3/31/2022	2.8%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
River Mill Self Storage, LLC	Not Permitted	N/A	700,000	1,300,000	1,302,849	12/22/2022	2.4%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,032,575	6/14/2022	3.7%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	814,523	9/30/2021	1.5%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,575,339	10/1/2021	4.7%
Totals			$13,688,721	$60,865,743	$61,856,336		111.8%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.